Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Real Estate [Abstract]
Schedule of Real Estate

Real Estate consisted of the following components:

	September 30, 2020	December 31, 2019
Land Held for Development	$9,858,100	$9,707,800
Construction in Progress	23,195,000	12,879,600
Held for Sale	1,392,100	2,239,300
	$34,445,200	$24,826,700

Real Estate consists of the following components:

		(As Restated)
	12/31/2019	12/31/2018
Land Held for Development	$9,707,800	$2,982,300
Construction in Progress	13,331,100	14,529,200
Held for Sale	2,239,300	938,400
	$25,278,200	$18,449,900